Fair Value Measurements - Additional Information (Details ) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets level 1 to level 2 transfers	$ 0	$ 0
Fair value assets level 2 to level 1 transfers	0	0
Fair value assets transferred into (out of) level 3	$ 0	$ 0
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets			$ 0
Fair value liabilities			$ 0